LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
Year	Amount

2026	$185
2027	166
2028	75
2029	4
2030	46
Thereafter (through 2035)	198
Total	$674